Concentration on Revenues and Cost of Goods Sold (Details) - Customer Concentration Risk [Member] - Major Customers [Member] - Accounts Receivable [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration on Revenues and Cost of Goods Sold [Line Items]
Concentration risk percentage	39.05%	40.11%
Concentration risk percentage		55.90%	55.54%